COMMITMENTS, GUARANTEES AND CONTINGENCIES - Rent Expense and Sublease Rental Income Associated With Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 179	$ 201	$ 226
Sublease rental income	(26)	(25)	(14)
Net rent expense	$ 153	$ 176	$ 212